Condensed Statements of Changes in Consolidated Shareholders' Equity $ in Thousands, € in Millions	USD ($) shares		Subsequent Investment Agreement [Member] USD ($)	Calyxt Inc [Member] USD ($)	Cellectis, Inc. [Member] USD ($)	Share Capital Ordinary Shares [member] shares	Preferrence Shares [Member] shares	Issued capital [member] USD ($)		Issued capital [member] Share Capital Ordinary Shares [member] USD ($)	Issued capital [member] Preferrence Shares [Member] USD ($)	Premiums Related to Share Capital [member] USD ($)		Premiums Related to Share Capital [member] EUR (€)	Premiums Related to Share Capital [member] Subsequent Investment Agreement [Member] USD ($)	Premiums Related to Share Capital [member] Cellectis, Inc. [Member] USD ($)	Currency Translation Adjustment [member] USD ($)	Currency Translation Adjustment [member] Calyxt Inc [Member] USD ($)	Retained Earnings (Deficit) [member] USD ($)	Retained Earnings (Deficit) [member] Calyxt Inc [Member] USD ($)	Income (loss) [member] USD ($)	Attributable to Shareholders of Cellectis [member] USD ($)	Attributable to Shareholders of Cellectis [member] Subsequent Investment Agreement [Member] USD ($)	Attributable to Shareholders of Cellectis [member] Calyxt Inc [Member] USD ($)	Attributable to Shareholders of Cellectis [member] Cellectis, Inc. [Member] USD ($)	Non controlling Interests [member] USD ($)	Non controlling Interests [member] Calyxt Inc [Member] USD ($)
Beginning balance at Dec. 31, 2022	$ 125,941							$ 2,955				$ 583,122					$ (28,605)		$ (333,365)		$ (106,139)	$ 117,968				$ 7,973
Beginning balance, shares at Dec. 31, 2022 | shares						45,675,968
Net income (loss)	(108,443)																				(101,059)	(101,059)				(7,384)
Other comprehensive income (loss)	1,994																(73)		597			524				1,470
Total Comprehensive income (loss)	(106,449)																(73)		597		(101,059)	(100,535)				(5,914)
Allocation of prior period loss																			(106,139)		106,139
Capital increase	69,985									$ 1,401	$ 1,401	68,584										69,985
Capital increase, Shares | shares						25,907,800
Transaction costs related to capital increase					$ (2,049)							(2,049)				$ (2,049)									$ (2,049)
Operation between shareholders																			343			343				(343)
Loss of control over Calyxt				$ (3,625)																							$ (3,625)
OCI Reclassification pursuant to Calyxt's deconsolidation				$ (8,022)														$ (8,012)		$ (10)				$ (8,022)
Exercise of share warrants, employee warrants, stock-options and free-shares vesting, amount	$ 9							9		9												9
Exercise of share warrants, employee warrants, stock-options and free-shares vesting, shares | shares	167,433					167,433
Non-cash stock-based compensation expense	$ 9,092											7,086										7,086				2,006
Other movements	(187)											(133,958)							133,868			(90)				(97)
Balance at end of year at Dec. 31, 2023	84,695							4,365				522,785					(36,690)		(304,707)		(101,059)	84,695				0
Ending balance, shares at Dec. 31, 2023 | shares						71,751,201
Net income (loss)	(36,761)																				(36,761)	(36,761)
Other comprehensive income (loss)	(2,811)																(2,848)		37			(2,811)				(0)
Total Comprehensive income (loss)	(39,572)																(2,848)		37		(36,761)	(39,572)				(0)
Allocation of prior period loss												(112,911)							11,852		101,059
Capital increase	140,000							1,505			$ 1,505	138,495										140,000
Capital increase, Shares | shares							28,000,000
Transaction costs related to capital increase	(207)											(207)										(207)
Derecognition of AZ SIA derivative			$ (56,970)									(56,970)			$ (56,970)								$ (56,970)
Exercise of share warrants, employee warrants, stock-options and free-shares vesting, amount	$ 0							19		19		9							(27)			0
Exercise of share warrants, employee warrants, stock-options and free-shares vesting, shares | shares	342,672					342,672
Non-cash stock-based compensation expense	$ 3,167											3,167										3,167
Other movements	(79)											(79)										(79)
Balance at end of year at Dec. 31, 2024	131,033							5,889				494,288					(39,537)		(292,846)		(36,761)	131,033				0
Ending balance, shares at Dec. 31, 2024 | shares						72,093,873	28,000,000
Net income (loss)	(67,593)																				(67,593)	(67,593)
Other comprehensive income (loss)	6,307																6,221		86			6,307
Total Comprehensive income (loss)	(61,286)																6,221		86		(67,593)	(61,286)
Allocation of prior period loss												(62,999)	[1]	€ (58.2)					26,239		36,761
Exercise of share warrants, employee warrants, stock-options and free-shares vesting, amount	$ 33							14	[2]	$ 14		36	[2]						(16)			33
Exercise of share warrants, employee warrants, stock-options and free-shares vesting, shares | shares	245,568	[2]				245,568
Non-cash stock-based compensation expense	$ 6,110											6,110										6,110
Other movements	11											11										11
Balance at end of year at Dec. 31, 2025	$ 75,901							$ 5,903				$ 437,445					$ (33,316)		$ (266,538)		$ (67,593)	$ 75,901				$ 0
Ending balance, shares at Dec. 31, 2025 | shares						72,339,441	28,000,000

[1]	The standalone statutory loss for the year ended December 31, 2024 of the parent company was allocated to premiums related to share capital for 58.2 million euros or approximately $63.0 million following the decision of the Annual General Meeting of shareholders which took place on June 26, 2025. The difference between this standalone statutory loss of the parent company and the consolidated net loss was allocated to retained deficit for $26.2 million.
[2]	During the year ended December 31, 2025, 245,568 ordinary shares were issued to the benefit of Company's employees related to the free shares plans which met vesting conditions and exercised stock options.